Interim condensed consolidated statement of changes in equity - COP ($) $ in Millions	Subscribed and paid-in capital	Additional paid-in capital	Reserves	Other comprehensive income	Retained earnings	Total	Non-controlling interest	Total
Opening balance at Dec. 31, 2019	$ 25,040,067	$ 6,607,699	$ 3,784,658	$ 6,646,660	$ 12,334,706	$ 54,413,790	$ 3,817,838	$ 58,231,628
Net profit	0	0	0	0	(258,716)	(258,716)	594,214	335,498
Release of reserves	0	0	(540,826)	0	540,826	0	0	0
Dividends declared	0	0		0	(7,401,005)	(7,401,005)	(728,022)	(8,129,027)
Change in participation in subsidiaries	0	0	0	0	0	0	160	160
Legal	0	0	1,325,148	0	(1,325,148)	0	0	0
Fiscal and statutory reserves	0	0	509,082	0	(509,082)	0	0	0
Occasional	0	0	4,557,074	0	(4,557,074)	0	0	0
Other comprehensive income	0	0	0	2,452,641	0	2,452,641	130,060	2,582,701
Closing balance at Jun. 30, 2020	25,040,067	6,607,699	9,635,136	9,099,301	(1,175,493)	49,206,710	3,814,250	53,020,960
Opening balance at Dec. 31, 2019	25,040,067	6,607,699	3,784,658	6,646,660	12,334,706	54,413,790	3,817,838	58,231,628
Closing balance at Dec. 31, 2020	25,040,067	6,607,699	9,635,136	7,947,062	669,900	49,899,864	3,599,499	53,499,363
Net profit	0	0	0	0	6,546,938	6,546,938	581,614	7,128,552
Release of reserves	0	0	(5,066,156)	0	5,066,156	0	0	0
Dividends declared	0	0		0	(698,984)	(698,984)	(603,817)	(1,302,801)
Change in participation in subsidiaries	0	0	0	0	2,755	2,755	(11,106)	(8,351)
Capital restitution	0	0	0	0	0	0	(14,823)	(14,823)
Legal	0	0	168,808	0	(168,808)	0	0	0
Fiscal and statutory reserves	0	0	509,082	0	(509,082)	0	0	0
Occasional	0	0	5,377,359	0	(5,377,359)	0	0	0
Other comprehensive income	0	0	0	636,266	0	636,266	52,839	689,105
Closing balance at Jun. 30, 2021	$ 25,040,067	$ 6,607,699	$ 10,624,229	$ 8,583,328	$ 5,531,516	$ 56,386,839	$ 3,604,206	$ 59,991,045